SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

19.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

Prior to 2016, the Group’s operations were organized into one operating segment. In 2016, following the further expansion in service business and revenue generated from services beginning to account for a material portion of the total revenue, the Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products, and (ii) Services which consisted of provision of services such as technical services and logistic services to other e-commerce retailers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit and is not provided with asset information by segment.

There were no separate segment assets and segment liabilities information provided to the Group's Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2020
	Product sales	Services	Consolidated

Revenues	$382,075	$16,076	$398,151
Cost of revenues	211,430	10,567	221,997
Gross profit	170,645	5,509	176,154
Unallocated operating expenses			172,299
Income from operations			3,855
Interest income			103
Interest expense			(92)
Other income, net			12,898
Income before income taxes			$16,764

	Year ended December 31, 2019
	Product sales	Services	Consolidated

Revenues	$236,705	$6,921	$243,626
Cost of revenues	144,061	1,968	146,029
Gross profit	92,644	4,953	97,597
Unallocated operating expenses			113,649
Loss from operations			(16,052)
Interest income			297
Interest expense			(66)
Change in fair value of convertible promissory notes			14,591
Other income, net			283
Loss before income taxes and share of income and gain from equity method investment			$(947)

	Year ended December 31, 2018
	Product sales	Services	Consolidated

Revenues	$216,407	$11,132	$227,539
Cost of revenues	156,326	10,017	166,343
Gross profit	60,081	1,115	61,196
Unallocated operating expenses			98,677
Loss from operations			(37,481)
Interest income			487
Interest expense			(5)
Change in fair value of convertible promissory notes			(22,791)
Loss before income taxes and share of income from equity method investment			$(59,790)

	Year ended December 31,
	2018	2019	2020

Apparel	$72,871	$78,954	$157,943
Other general merchandise (1)	143,536	157,751	224,132
Total product sales revenues	$216,407	$236,705	$382,075

(1)Others mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Year ended December 31,
	2018		2019		2020
	Revenues	%	Revenues	%	Revenues	%

Europe	$109,781	48.2	$87,586	36.0	$175,749	44.1
North America	51,206	22.5	37,932	15.6	81,203	20.4
Other countries	66,552	29.3	118,108	48.4	141,199	35.5
Total revenues	$227,539	100.0	$243,626	100.0	$398,151	100.0

As of December 31, 2019 and 2020 substantially all of the Group's long-lived assets of the Group are located in the PRC and Singapore.